Derivative financial liability	12 Months Ended
Dec. 31, 2020
Derivative financial liability
Derivative financial liability	30 Derivative financial liability

	As at December 31,
	2019		2020
	Nominal		Nominal
	amount	Fair value	amount	Fair value
	RMB’000		RMB’000
Currency swaps	2,044,027	2,682	1,957,470	165,880